Earnings per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of losses earnings per shares

	(Unaudited) Six-months ended June 30, 2025	(Unaudited) Six-months ended June 30, 2024
	S$	S$

Loss for the period attributable to the owners of the Company	(5,225,296)	(4,888,507)

Weighted average number of ordinary shares for the purpose of calculating the basic and dilutive loss per share	4,696,733	3,917,680

	2024	2023	2022
	S$	S$	S$

(Loss)/profit for the year	(5,507,764)	(2,094,169)	1,635,901

Weighted average number of ordinary shares for the purpose of calculating the basic (losses)/earnings per share (Note)	8,005,257	6,648,266	864,691
Effect of dilutive potential ordinary shares:
- Adjustments on RCCPS (Note)	-	-	5,589,060

Weighted average number of ordinary shares for the purpose of calculating the dilutive (losses)/earnings per share	8,005,257	6,648,266	6,453,751